                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                     G.T. GLOBAL VARIABLE INVESTMENT SERIES
                          GT GLOBAL MONEY MARKET FUND
                        GT GLOBAL VARIABLE AMERICA FUND
                         GT GLOBAL VARIABLE EUROPE FUND
                     GT GLOBAL VARIABLE INTERNATIONAL FUND
                      GT GLOBAL VARIABLE NEW PACIFIC FUND

                     G.T. GLOBAL VARIABLE INVESTMENT TRUST
                    GT GLOBAL VARIABLE EMERGING MARKETS FUND
                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
                    GT GLOBAL VARIABLE GROWTH & INCOME FUND
                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND
                     GT GLOBAL VARIABLE LATIN AMERICA FUND
                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND
                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND
                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

                       Supplement dated February 5, 1999
                     to the Prospectus dated June 1, 1998,
                         as supplemented June 5, 1998,
                     June 16, 1998, June 23, 1998, July 20,
                  1998, October 19, 1998 and December 14, 1998

Effective February 5, 1999, the following information replaces in its entirety, the table under "MANAGEMENT - INVESTMENT MANAGEMENT AND ADMINISTRATION:
TELECOMMUNICATIONS FUND" on page 45.

                                                 BUSINESS EXPERIENCE
  NAME/OFFICE                                      PAST FIVE YEARS
  -----------                                    -------------------
David P. Barnard                       Vice President of A I M Capital Management, Inc.
   Houston                             ("AIM Capital "), a wholly owned subsidiary of AIM
                                       and Portfolio Manager for the Fund since 1999. He
                                       has been associated with AIM and/or its subsidiaries
                                       since 1982 and has been an investment professional
                                       since 1974.

Claude C. Cody IV                      Vice President of AIM Capital and Portfolio Manager
   Houston                             for the Fund since 1999.  He has been associated
                                       with AIM and/or its subsidiaries since 1992 and has
                                       been an investment professional since 1976.

Robert M. Kippes                       Vice President of AIM Capital and Portfolio Manager
   Houston                             for the Fund since 1999.  He has been associated
                                       with AIM and/or its subsidiaries since he began
                                       working as an investment professional in 1989.

Paul A. Rogge                          Vice President of AIM Capital and Portfolio Manager
   Houston                             for the Fund since 1999.  He has been associated
                                       with AIM since 1991 and has a total of six years of
                                       experience as an investment professional.

Jonathan C. Schoolar                   Senior Vice President of A I M Capital and Portfolio
   Houston                             Manager of the Fund since 1999.  He has been
                                       associated with AIM and/or its subsidiaries since
                                       1986 and has been an investment professional since
                                       1983.

Kenneth A. Zschappel                   Assistant Vice President of AIM Capital and
   Houston                             Portfolio Manager for the Fund since 1999.  He has
                                       been associated with AIM and/or its subsidiaries since
                                       he began working as an investment professional in 1990.